Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits

16.	Deposits

Deposits as of December 31, 2009 and 2010 were as follows:

			Weighted
	Korean Won (in millions)		average rate paid
	2009	2010	for 2010

Interest bearing deposits:
Interest bearing demand deposits	32,213,865	35,246,677	0.23%
Savings deposits	22,364,115	22,819,797	1.85%
Certificate of deposit accounts	12,771,095	3,315,194	4.36%
Other time deposits	102,975,477	118,670,817	3.59%
Mutual installment deposits	222,559	154,168	3.35%

Gross interest-bearing deposits	170,547,111	180,206,653	2.81%
Non-interest bearing deposits:
Demand deposits	7,026,580	6,118,985

Total	177,573,691	186,325,638	2.75%

Deposits with consolidated trust accounts, which were 1,905,857 million Won and 1,750,407 million Won as of December 31, 2009 and 2010, respectively, are included in interest bearing deposits (see Note 39).

The aggregate amount of time deposit accounts (including certificates of deposit) in denominations of 100 million Won or more at December 31, 2009 and 2010 were 90,001,444 million Won and 103,773,312 million Won, respectively.

As of December 31, 2009 and 2010, the aggregate amount of demand deposits that have been reclassified as loan balances, such as overdraft, were 392,484 million Won and 306,511 million Won, respectively.

The contractual schedule of maturities of certificate of deposit accounts, other time deposits and mutual installment deposits as of December 31, 2010 was as follows:

Korean Won
(in millions)

Due in 2011	113,212,261
Due in 2012	4,714,001
Due in 2013	1,518,034
Due in 2014	234,110
Due in 2015	642,689
2016 and thereafter	1,819,084

122,140,179

KDIC provides deposit insurance up to a total of 50 million Won per depositor in each bank pursuant to the Depositor Protection Act for deposits due after January 1, 2001, regardless of the placement date of the deposit. In connection with the insurance, the Company paid deposit insurance fees in the amount of 150,544 million Won, 182,564 million Won and 211,584 million Won for the years ended December 31, 2008, 2009 and 2010, respectively.